Selected Financial Data	6 Months Ended
Jun. 30, 2018
Quarterly Financial Information Disclosure [Abstract]
Selected Financial Data

Note 12. Selected Financial Data

The following table includes selected financial data for each of the quarters in 2017 and for each of the quarters ended March 31, 2018 and June 30, 2018.

	For the quarter ended
(in thousands, except per share and share data)	June 30, 2018	March 31, 2018	December 31, 2017	September 30, 2017	June 30, 2017	March 31, 2017
	(Unaudited)
Revenue in conjunction with strategic alliances and collaborations	$2,386	$2,367	$2,020	$3,296	$3,761	$3,921
Research and development expenses, net	4,225	3,941	3,030	4,886	3,769	4,233
General and administrative expenses	8,233	5,098	3,957	1,523	1,058	1,034
Net loss from operations	(10,072)	(6,672)	(4,967)	(3,113)	(1,066)	(1,346)
Net loss	(9,950)	(6,571)	(5,280)	(3,177)	(1,099)	(1,346)
Net loss per share, basic and diluted	$(0.99)	$(0.66)	$(0.86)	$(1.51)	$(0.54)	$(0.66)
Weighted average shares outstanding, basic and diluted	10,057,048	10,027,834	6,151,580	2,099,318	2,031,599	2,031,599

	As of
	June 30, 2018	March 31, 2018	December 31, 2017	September 30, 2017	June 30, 2017	March 31, 2017
	(Unaudited)
Working capital	$23,429	$37,383	$39,828	$5,144	$6,432	$1,706
Total assets	$44,322	$52,483	$52,024	$12,221	$13,354	$9,678
Shareholders' equity (deficit)	$17,795	$27,543	$33,794	$(1,999)	$(826)	$253